Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill

	Automotive Consumer Computer and Communication Infrastructure (“ACCI”)	Wireless sector (“Wireless”)	Analog, MEMS and Microcontrollers (“AMM”)	Total
December 31, 2009	43	936	92	1,071
Business Combinations	—	—	1	1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS141	—	(6)	—	(6)
Foreign currency translation	—	(7)	(5)	(12)
December 31, 2010	43	923	88	1,054
Business Combinations	10	—	—	10
Foreign currency translation	—	(2)	(3)	(5)
December 31, 2011	53	921	85	1,059